Offerings - Offering: 1	Dec. 02, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 2,463,330,459
Fee Rate	0.01381%
Amount of Registration Fee	$ 340,185.94
Offering Note

(1)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the proposed maximum aggregate value of transaction, estimated solely for the purposes of calculating the filing fee, as of November 20, 2025, was calculated based on the sum of:

i.	28,698,340 issued and outstanding shares of CSG common stock as of November 20, 2025, multiplied by $80.70 per share;

ii.	1,091,711 issued and outstanding CSG restricted stock awards as of November 20, 2025, multiplied by $80.70 per share;

iii.
an estimated maximum amount of 485,655 shares of CSG common stock that would be issuable in respect of CSG performance-based restricted stock awards, assuming maximum-level achievement, multiplied by $80.70 per share;

iv.	224,525 shares of CSG common stock underlying CSG restricted stock awards as of November 20, 2025, multiplied by $80.70 per share; and

v.
an estimated maximum amount of 24,310 shares of CSG common stock underlying CSG performance-based restricted stock awards as of November 20, 2025 (assuming maximum-level performance), multiplied by $80.70 per share.